Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Series Fund
Entity Central Index Key	0000711175
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
PSF GLOBAL PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF GLOBAL PORTFOLIO
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information abo ut the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 983,964,118
Holdings Count | Holding	637
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 983,964,118
Number of portfolio holdings	637
Portfolio turnover rate for the period	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	21.8%
Unaffiliated Exchange-Traded Funds	12.6%
Affiliated Mutual Fund - International Equity	8.7%
Semiconductors & Semiconductor Equipment	5.4%
Software	4.9%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Banks	3.6%
Interactive Media & Services	2.7%
Pharmaceuticals	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Capital Markets	1.7%
Insurance	1.7%
Financial Services	1.6%
Aerospace & Defense	1.4%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.0%
Automobiles	1.0%
Hotels, Restaurants & Leisure	1.0%
Entertainment	1.0%
Electrical Equipment	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Metals & Mining	0.8%
Electric Utilities	0.8%
Specialty Retail	0.8%
IT Services	0.8%
Machinery	0.7%
Diversified Telecommunication Services	0.7%
Health Care Equipment & Supplies	0.7%
Food Products	0.6%
Building Products	0.6%
Communications Equipment	0.6%
Industrial Conglomerates	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Household Products	0.5%
Construction & Engineering	0.5%
Ground Transportation	0.5%
Others*	6.3%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF GLOBAL PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF GLOBAL PORTFOLIO
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 983,964,118
Holdings Count | Holding	637
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 983,964,118
Number of portfolio holdings	637
Portfolio turnover rate for the period	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	21.8%
Unaffiliated Exchange-Traded Funds	12.6%
Affiliated Mutual Fund - International Equity	8.7%
Semiconductors & Semiconductor Equipment	5.4%
Software	4.9%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Banks	3.6%
Interactive Media & Services	2.7%
Pharmaceuticals	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Broadline Retail	1.9%
Oil, Gas & Consumable Fuels	1.8%
Capital Markets	1.7%
Insurance	1.7%
Financial Services	1.6%
Aerospace & Defense	1.4%
Consumer Staples Distribution & Retail	1.2%
Health Care Providers & Services	1.0%
Automobiles	1.0%
Hotels, Restaurants & Leisure	1.0%
Entertainment	1.0%
Electrical Equipment	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Metals & Mining	0.8%
Electric Utilities	0.8%
Specialty Retail	0.8%
IT Services	0.8%
Machinery	0.7%
Diversified Telecommunication Services	0.7%
Health Care Equipment & Supplies	0.7%
Food Products	0.6%
Building Products	0.6%
Communications Equipment	0.6%
Industrial Conglomerates	0.6%
Electronic Equipment, Instruments & Components	0.6%
Tobacco	0.6%
Household Products	0.5%
Construction & Engineering	0.5%
Ground Transportation	0.5%
Others*	6.3%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 BALANCED PORTFOLIO
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 2,730,882,162
Holdings Count | Holding	1,762
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 2,730,882,162
Number of portfolio holdings	1,762
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	12.5%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	6.3%
Software	5.7%
Collateralized Loan Obligations	5.2%
Banks	5.0%
Commercial Mortgage-Backed Securities	4.5%
Interactive Media & Services	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Automobiles	2.8%
Financial Services	2.2%
Broadline Retail	2.0%
Capital Markets	1.7%
Pharmaceuticals	1.7%
Residential Mortgage-Backed Securities	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Health Care Equipment & Supplies	1.2%
U.S. Treasury Obligations	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Consumer Staples Distribution & Retail	1.0%
Entertainment	0.9%
Industry Classification	% of Net Assets
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Pipelines	0.8%
Biotechnology	0.8%
Machinery	0.8%
Electric Utilities	0.8%
Beverages	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
IT Services	0.6%
Media	0.5%
Household Products	0.5%
Ground Transportation	0.5%
Communications Equipment	0.5%
Electrical Equipment	0.5%
Others*	11.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 BALANCED PORTFOLIO
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,730,882,162
Holdings Count | Holding	1,762
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 2,730,882,162
Number of portfolio holdings	1,762
Portfolio turnover rate for the period	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	12.5%
U.S. Government Agency Obligations	11.4%
Semiconductors & Semiconductor Equipment	6.3%
Software	5.7%
Collateralized Loan Obligations	5.2%
Banks	5.0%
Commercial Mortgage-Backed Securities	4.5%
Interactive Media & Services	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Automobiles	2.8%
Financial Services	2.2%
Broadline Retail	2.0%
Capital Markets	1.7%
Pharmaceuticals	1.7%
Residential Mortgage-Backed Securities	1.5%
Oil, Gas & Consumable Fuels	1.4%
Aerospace & Defense	1.4%
Insurance	1.3%
Health Care Equipment & Supplies	1.2%
U.S. Treasury Obligations	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Consumer Staples Distribution & Retail	1.0%
Entertainment	0.9%
Industry Classification	% of Net Assets
Health Care Providers & Services	0.9%
Specialty Retail	0.9%
Telecommunications	0.8%
Chemicals	0.8%
Pipelines	0.8%
Biotechnology	0.8%
Machinery	0.8%
Electric Utilities	0.8%
Beverages	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
IT Services	0.6%
Media	0.5%
Household Products	0.5%
Ground Transportation	0.5%
Communications Equipment	0.5%
Electrical Equipment	0.5%
Others*	11.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM BALLAST PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM BALLAST PORTFOLIO
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Ballast Portfolio (the “Portfolio”) for the period of June 18, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Ballast Portfolio—Class I	$2	0.70%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.70%
Net Assets	$ 5,127,337
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 5,127,337
Number of portfolio holdings	9
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Treasury Obligations	43.3%
Options Purchased	21.9%
U.S. Government Agency Obligations	20.5%
Affiliated Mutual Fund - Short-Term Investment	11.2%
Unaffiliated Exchange-Traded Funds	2.8%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 5,052,821,723
Holdings Count | Holding	1,723
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 5,052,821,723
Number of portfolio holdings	1,723
Portfolio turnover rate for the period	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Semiconductors & Semiconductor Equipment	7.6%
Software	7.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	6.3%
Collateralized Loan Obligations	4.7%
Banks	4.7%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	4.0%
Technology Hardware, Storage & Peripherals	3.7%
Automobiles	2.9%
Financial Services	2.6%
Broadline Retail	2.3%
Capital Markets	2.1%
Pharmaceuticals	2.1%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Residential Mortgage-Backed Securities	1.2%
Health Care Providers & Services	1.2%
Specialty Retail	1.1%
Consumer Staples Distribution & Retail	1.1%
Biotechnology	1.1%
Entertainment	1.1%
Electric	1.0%
Machinery	0.8%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Chemicals	0.8%
IT Services	0.8%
U.S. Treasury Obligations	0.8%
Pipelines	0.7%
Ground Transportation	0.7%
Telecommunications	0.7%
Communications Equipment	0.7%
Electrical Equipment	0.7%
Specialized REITs	0.7%
Beverages	0.6%
Tobacco	0.6%
Household Products	0.6%
Oil & Gas	0.6%
Media	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Building Products	0.5%
Others*	9.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 5,052,821,723
Holdings Count | Holding	1,723
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 5,052,821,723
Number of portfolio holdings	1,723
Portfolio turnover rate for the period	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.7%
Semiconductors & Semiconductor Equipment	7.6%
Software	7.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	6.3%
Collateralized Loan Obligations	4.7%
Banks	4.7%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	4.0%
Technology Hardware, Storage & Peripherals	3.7%
Automobiles	2.9%
Financial Services	2.6%
Broadline Retail	2.3%
Capital Markets	2.1%
Pharmaceuticals	2.1%
Oil, Gas & Consumable Fuels	1.8%
Aerospace & Defense	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Residential Mortgage-Backed Securities	1.2%
Health Care Providers & Services	1.2%
Specialty Retail	1.1%
Consumer Staples Distribution & Retail	1.1%
Biotechnology	1.1%
Entertainment	1.1%
Electric	1.0%
Machinery	0.8%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Chemicals	0.8%
IT Services	0.8%
U.S. Treasury Obligations	0.8%
Pipelines	0.7%
Ground Transportation	0.7%
Telecommunications	0.7%
Communications Equipment	0.7%
Electrical Equipment	0.7%
Specialized REITs	0.7%
Beverages	0.6%
Tobacco	0.6%
Household Products	0.6%
Oil & Gas	0.6%
Media	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Building Products	0.5%
Others*	9.2%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class I	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 1,466,622,742
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,466,622,742
Number of portfolio holdings	67

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	62.0%
U.S. Treasury Obligations	23.0%
U.S. Government Agency Obligations	15.0%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio—Class III	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 1,466,622,742
Holdings Count | Holding	67
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,466,622,742
Number of portfolio holdings	67

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	62.0%
U.S. Treasury Obligations	23.0%
U.S. Government Agency Obligations	15.0%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 764,139,026
Holdings Count | Holding	765
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 764,139,026
Number of portfolio holdings	765
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	1.5
AA	2.7
BBB	2.9
BB	35.0
B	36.6
CCC and Below	16.8
NR	3.3
Cash/Cash Equivalents	1.2
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 764,139,026
Holdings Count | Holding	765
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 764,139,026
Number of portfolio holdings	765
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	1.5
AA	2.7
BBB	2.9
BB	35.0
B	36.6
CCC and Below	16.8
NR	3.3
Cash/Cash Equivalents	1.2
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 7,455,812,916
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 7,455,812,916
Number of portfolio holdings	95
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	8.4%
Insurance	7.3%
Banks	6.7%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.3%
Broadline Retail	4.1%
Machinery	3.3%
Entertainment	3.3%
Consumer Staples Distribution & Retail	3.1%
Health Care Providers & Services	2.7%
Financial Services	2.3%
Pharmaceuticals	2.3%
Biotechnology	2.2%
Aerospace & Defense	2.1%
Multi-Utilities	1.8%
Building Products	1.6%
Communications Equipment	1.5%
Personal Care Products	1.4%
Ground Transportation	1.3%
Electrical Equipment	1.3%
Diversified Telecommunication Services	1.1%
Industry Classification	% of Net Assets
Automobiles	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.0%
Capital Markets	1.0%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Containers & Packaging	0.7%
Industrial Conglomerates	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Electric Utilities	0.7%
Health Care Equipment & Supplies	0.6%
Industrial REITs	0.6%
Household Products	0.6%
Specialized REITs	0.5%
Residential REITs	0.5%
Others*	2.1%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 7,455,812,916
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 7,455,812,916
Number of portfolio holdings	95
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	8.4%
Insurance	7.3%
Banks	6.7%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.3%
Broadline Retail	4.1%
Machinery	3.3%
Entertainment	3.3%
Consumer Staples Distribution & Retail	3.1%
Health Care Providers & Services	2.7%
Financial Services	2.3%
Pharmaceuticals	2.3%
Biotechnology	2.2%
Aerospace & Defense	2.1%
Multi-Utilities	1.8%
Building Products	1.6%
Communications Equipment	1.5%
Personal Care Products	1.4%
Ground Transportation	1.3%
Electrical Equipment	1.3%
Diversified Telecommunication Services	1.1%
Industry Classification	% of Net Assets
Automobiles	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.0%
Capital Markets	1.0%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Containers & Packaging	0.7%
Industrial Conglomerates	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Electric Utilities	0.7%
Health Care Equipment & Supplies	0.6%
Industrial REITs	0.6%
Household Products	0.6%
Specialized REITs	0.5%
Residential REITs	0.5%
Others*	2.1%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 7,455,812,916
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 7,455,812,916
Number of portfolio holdings	95
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	8.4%
Insurance	7.3%
Banks	6.7%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.3%
Broadline Retail	4.1%
Machinery	3.3%
Entertainment	3.3%
Consumer Staples Distribution & Retail	3.1%
Health Care Providers & Services	2.7%
Financial Services	2.3%
Pharmaceuticals	2.3%
Biotechnology	2.2%
Aerospace & Defense	2.1%
Multi-Utilities	1.8%
Building Products	1.6%
Communications Equipment	1.5%
Personal Care Products	1.4%
Ground Transportation	1.3%
Electrical Equipment	1.3%
Diversified Telecommunication Services	1.1%
Industry Classification	% of Net Assets
Automobiles	1.1%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	1.0%
Capital Markets	1.0%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Containers & Packaging	0.7%
Industrial Conglomerates	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Electric Utilities	0.7%
Health Care Equipment & Supplies	0.6%
Industrial REITs	0.6%
Household Products	0.6%
Specialized REITs	0.5%
Residential REITs	0.5%
Others*	2.1%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 4,515,643,041
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 4,515,643,041
Number of portfolio holdings	58
Portfolio turnover rate for the period	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Software	13.4%
Interactive Media & Services	9.1%
Broadline Retail	8.6%
Entertainment	8.4%
Financial Services	4.9%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.1%
Consumer Staples Distribution & Retail	4.0%
Health Care Equipment & Supplies	3.1%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Biotechnology	2.1%
Industry Classification	% of Net Assets
Capital Markets	2.0%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.9%
IT Services	1.6%
Electric Utilities	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Ground Transportation	1.2%
Insurance	0.9%
Media	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 4,515,643,041
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 4,515,643,041
Number of portfolio holdings	58
Portfolio turnover rate for the period	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Software	13.4%
Interactive Media & Services	9.1%
Broadline Retail	8.6%
Entertainment	8.4%
Financial Services	4.9%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.1%
Consumer Staples Distribution & Retail	4.0%
Health Care Equipment & Supplies	3.1%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Biotechnology	2.1%
Industry Classification	% of Net Assets
Capital Markets	2.0%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.9%
IT Services	1.6%
Electric Utilities	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Ground Transportation	1.2%
Insurance	0.9%
Media	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 4,515,643,041
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 4,515,643,041
Number of portfolio holdings	58
Portfolio turnover rate for the period	19%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.8%
Software	13.4%
Interactive Media & Services	9.1%
Broadline Retail	8.6%
Entertainment	8.4%
Financial Services	4.9%
Pharmaceuticals	4.4%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.1%
Consumer Staples Distribution & Retail	4.0%
Health Care Equipment & Supplies	3.1%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Automobiles	2.1%
Biotechnology	2.1%
Industry Classification	% of Net Assets
Capital Markets	2.0%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	1.9%
IT Services	1.6%
Electric Utilities	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Ground Transportation	1.2%
Insurance	0.9%
Media	0.8%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 1,912,728,469
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,912,728,469
Number of portfolio holdings	64
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	11.9%
Oil, Gas & Consumable Fuels	9.1%
Aerospace & Defense	7.9%
Multi-Utilities	5.5%
Software	5.2%
Insurance	5.2%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.4%
Chemicals	2.9%
Interactive Media & Services	2.9%
Health Care Providers & Services	2.6%
Communications Equipment	2.6%
Machinery	2.4%
Biotechnology	2.3%
Entertainment	2.1%
Building Products	1.8%
Residential REITs	1.8%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.7%
Automobiles	1.6%
Broadline Retail	1.5%
Specialized REITs	1.5%
Hotels, Restaurants & Leisure	1.4%
Ground Transportation	1.4%
Personal Care Products	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Household Durables	1.3%
Specialty Retail	1.2%
Industrial REITs	1.0%
Beverages	1.0%
Trading Companies & Distributors	0.7%
Electric Utilities	0.7%
Others*	0.0%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 1,912,728,469
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,912,728,469
Number of portfolio holdings	64
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	11.9%
Oil, Gas & Consumable Fuels	9.1%
Aerospace & Defense	7.9%
Multi-Utilities	5.5%
Software	5.2%
Insurance	5.2%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.4%
Chemicals	2.9%
Interactive Media & Services	2.9%
Health Care Providers & Services	2.6%
Communications Equipment	2.6%
Machinery	2.4%
Biotechnology	2.3%
Entertainment	2.1%
Building Products	1.8%
Residential REITs	1.8%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.7%
Automobiles	1.6%
Broadline Retail	1.5%
Specialized REITs	1.5%
Hotels, Restaurants & Leisure	1.4%
Ground Transportation	1.4%
Personal Care Products	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Household Durables	1.3%
Specialty Retail	1.2%
Industrial REITs	1.0%
Beverages	1.0%
Trading Companies & Distributors	0.7%
Electric Utilities	0.7%
Others*	0.0%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,912,728,469
Holdings Count | Holding	64
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,912,728,469
Number of portfolio holdings	64
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	11.9%
Oil, Gas & Consumable Fuels	9.1%
Aerospace & Defense	7.9%
Multi-Utilities	5.5%
Software	5.2%
Insurance	5.2%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.4%
Chemicals	2.9%
Interactive Media & Services	2.9%
Health Care Providers & Services	2.6%
Communications Equipment	2.6%
Machinery	2.4%
Biotechnology	2.3%
Entertainment	2.1%
Building Products	1.8%
Residential REITs	1.8%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.7%
Automobiles	1.6%
Broadline Retail	1.5%
Specialized REITs	1.5%
Hotels, Restaurants & Leisure	1.4%
Ground Transportation	1.4%
Personal Care Products	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Household Durables	1.3%
Specialty Retail	1.2%
Industrial REITs	1.0%
Beverages	1.0%
Trading Companies & Distributors	0.7%
Electric Utilities	0.7%
Others*	0.0%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
12 Portfolio (the “Portfolio”) for the period of June 18, 2025 to June 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio—Class III	$3	0.85%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.85%
Net Assets	$ 255,722
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 255,722
Number of portfolio holdings	13
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Laddered Allocation S&P 500 Buffer
20 Portfolio (the “Portfolio”) for the period of June 18, 2025 to June 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio—Class III	$3	0.85%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.85%
Net Assets	$ 254,020
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATI S TICS AS OF 6/30/2025?
Portfolio’s net assets	$ 254,020
Number of portfolio holdings	13
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PSF PGIM Total Return Bond Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 2,472,057,102
Holdings Count | Holding	1,984
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 2,472,057,102
Number of portfolio holdings	1,984
Portfolio turnover rate for the period	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	31.9
AA	28.8
A	10.6
BBB	15.3
BB	5.6
B	4.3
CCC and Below	0.8
NR	3.0
Cash/Cash Equivalents	(0.3)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 2,472,057,102
Holdings Count | Holding	1,984
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3 0 /2025?
Portfolio’s net assets	$ 2,472,057,102
Number of portfolio holdings	1,984
Portfolio turnover rate for the period	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	31.9
AA	28.8
A	10.6
BBB	15.3
BB	5.6
B	4.3
CCC and Below	0.8
NR	3.0
Cash/Cash Equivalents	(0.3)
Total Investments	100.0

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778.
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$18	0.38%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.38%
Net Assets	$ 1,205,691,725
Holdings Count | Holding	607
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STA TIS TICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,205,691,725
Number of portfolio holdings	607
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDIN
G
S AS OF 6/
3
0/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (21.7% represents investments purchased with collateral from securities on loan)	22.1%
Banks	8.8%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.1%
Software	4.0%
Health Care Equipment & Supplies	3.6%
Chemicals	3.2%
Specialty Retail	3.1%
Capital Markets	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Financial Services	2.7%
Insurance	2.6%
Household Durables	2.6%
Building Products	2.6%
Construction & Engineering	2.5%
Biotechnology	2.5%
Hotels, Restaurants & Leisure	2.3%
Oil, Gas & Consumable Fuels	2.3%
Aerospace & Defense	2.1%
Commercial Services & Supplies	2.0%
Health Care Providers & Services	2.0%
Automobile Components	1.9%
Pharmaceuticals	1.8%
Retail REITs	1.6%
Energy Equipment & Services	1.6%
Diversified Consumer Services	1.5%
Professional Services	1.4%
Trading Companies & Distributors	1.4%
Food Products	1.3%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Industry Classification	% of Net Assets
Hotel & Resort REITs	1.1%
Metals & Mining	1.0%
Office REITs	1.0%
Communications Equipment	1.0%
Interactive Media & Services	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Health Care REITs	0.8%
Diversified REITs	0.8%
Consumer Finance	0.8%
Specialized REITs	0.8%
Industrial REITs	0.7%
Consumer Staples Distribution & Retail	0.7%
Ground Transportation	0.7%
Media	0.6%
Water Utilities	0.6%
Gas Utilities	0.6%
Technology Hardware, Storage & Peripherals	0.5%
Containers & Packaging	0.5%
Passenger Airlines	0.5%
Real Estate Management & Development	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.5%
Household Products	0.5%
Broadline Retail	0.5%
Others*	4.6%
121.6%
Liabilities in excess of other assets	(21.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2025 to June 30,
2025
.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 1,205,691,725
Holdings Count | Holding	607
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 1,205,691,725
Number of portfolio holdings	607
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (21.7% represents investments purchased with collateral from securities on loan)	22.1%
Banks	8.8%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.1%
Software	4.0%
Health Care Equipment & Supplies	3.6%
Chemicals	3.2%
Specialty Retail	3.1%
Capital Markets	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Financial Services	2.7%
Insurance	2.6%
Household Durables	2.6%
Building Products	2.6%
Construction & Engineering	2.5%
Biotechnology	2.5%
Hotels, Restaurants & Leisure	2.3%
Oil, Gas & Consumable Fuels	2.3%
Aerospace & Defense	2.1%
Commercial Services & Supplies	2.0%
Health Care Providers & Services	2.0%
Automobile Components	1.9%
Pharmaceuticals	1.8%
Retail REITs	1.6%
Energy Equipment & Services	1.6%
Diversified Consumer Services	1.5%
Professional Services	1.4%
Trading Companies & Distributors	1.4%
Food Products	1.3%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Industry Classification	% of Net Assets
Hotel & Resort REITs	1.1%
Metals & Mining	1.0%
Office REITs	1.0%
Communications Equipment	1.0%
Interactive Media & Services	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Health Care REITs	0.8%
Diversified REITs	0.8%
Consumer Finance	0.8%
Specialized REITs	0.8%
Industrial REITs	0.7%
Consumer Staples Distribution & Retail	0.7%
Ground Transportation	0.7%
Media	0.6%
Water Utilities	0.6%
Gas Utilities	0.6%
Technology Hardware, Storage & Peripherals	0.5%
Containers & Packaging	0.5%
Passenger Airlines	0.5%
Real Estate Management & Development	0.5%
Entertainment	0.5%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.5%
Household Products	0.5%
Broadline Retail	0.5%
Others*	4.6%
121.6%
Liabilities in excess of other assets	(21.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF STOCK INDEX PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025 .
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 9,241,587,462
Holdings Count | Holding	509
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 9,241,587,462
Number of portfolio holdings	509
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.4%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan)	4.8%
Financial Services	4.2%
Broadline Retail	3.9%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.2%
Aerospace & Defense	2.1%
Hotels, Restaurants & Leisure	2.0%
Insurance	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.8%
Health Care Providers & Services	1.7%
Entertainment	1.7%
Specialty Retail	1.7%
Biotechnology	1.5%
Machinery	1.5%
Electric Utilities	1.5%
Unaffiliated Exchange-Traded Funds	1.4%
Industry Classification	% of Net Assets
Chemicals	1.2%
IT Services	1.1%
Beverages	1.1%
Household Products	1.0%
Ground Transportation	0.9%
Communications Equipment	0.9%
Electrical Equipment	0.9%
Specialized REITs	0.9%
Life Sciences Tools & Services	0.8%
Diversified Telecommunication Services	0.7%
Tobacco	0.7%
Electronic Equipment, Instruments & Components	0.6%
Consumer Finance	0.6%
Professional Services	0.6%
Multi-Utilities	0.6%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Others*	4.7%
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

PSF STOCK INDEX PORTFOLIO - CLASS III
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025 .
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 9,241,587,462
Holdings Count | Holding	509
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?
Portfolio’s net assets	$ 9,241,587,462
Number of portfolio holdings	509
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.4%
Software	11.2%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan)	4.8%
Financial Services	4.2%
Broadline Retail	3.9%
Banks	3.5%
Capital Markets	3.3%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.2%
Aerospace & Defense	2.1%
Hotels, Restaurants & Leisure	2.0%
Insurance	2.0%
Consumer Staples Distribution & Retail	1.9%
Automobiles	1.8%
Health Care Providers & Services	1.7%
Entertainment	1.7%
Specialty Retail	1.7%
Biotechnology	1.5%
Machinery	1.5%
Electric Utilities	1.5%
Unaffiliated Exchange-Traded Funds	1.4%
Industry Classification	% of Net Assets
Chemicals	1.2%
IT Services	1.1%
Beverages	1.1%
Household Products	1.0%
Ground Transportation	0.9%
Communications Equipment	0.9%
Electrical Equipment	0.9%
Specialized REITs	0.9%
Life Sciences Tools & Services	0.8%
Diversified Telecommunication Services	0.7%
Tobacco	0.7%
Electronic Equipment, Instruments & Components	0.6%
Consumer Finance	0.6%
Professional Services	0.6%
Multi-Utilities	0.6%
Food Products	0.5%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Others*	4.7%
103.1%
Liabilities in excess of other assets	(3.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets